RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2024
RESTRICTED ASSETS
RESTRICTED ASSETS

21.    RESTRICTED ASSETS

As of December 31, 2024 and 2023, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2024	12/31/2023
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	54,274,918	47,391,944
Guarantee deposits for currency forward transactions	72,438,872	24,376,318
Guarantee deposits for credit cards transactions	11,582,637	5,828,053
Other guarantee deposits	28,564,360	21,289,956
	166,860,787	98,886,271

Within restricted availability assets there are $8,491,179 and $2,118,174 respectively, forward purchases through repo transactions.